Dropdown Predecessor (Details) - USD ($) shares in Millions			1 Months Ended	12 Months Ended
	Jul. 01, 2016	Jul. 01, 2015	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Equity distribution						$ 529,437,000
Increase in Partnership's revenue				$ 1,110,284,000	$ 1,152,390,000	1,229,413,000
Net (loss) income				$ (299,442,000)	$ 44,475,000	100,143,000
General Partner
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Equity distribution						2,066,000
Subordinated debt
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt instrument, face amount	$ 200,000,000.0
Teekay Knarr AS and Knarr L.L.C
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Acquisition financing		$ 745,100,000
Purchase price paid in cash		35,000,000
Entity acquired, Purchase price, excluding promissory note		37,400,000
Operating lease arrangement period, lessor (in years)			6 years
Increase in Partnership's revenue						69,500,000
Net (loss) income						$ 10,100,000
Teekay Knarr AS and Knarr L.L.C | General Partner
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Teekay Corporation's contribution to maintain general partner interest			$ 6,100,000
General partner's interest (as a percent)			2.00%
Teekay Knarr AS and Knarr L.L.C | Working Capital
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, purchase price		14,500,000
Teekay Knarr AS and Knarr L.L.C | Teekay Corporation
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Expected cost of project		1,260,000,000
Equity distribution		103,300,000
Teekay Knarr AS and Knarr L.L.C | Teekay Corporation | Common Units
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common units issued			14.4
Teekay Knarr AS and Knarr L.L.C | Teekay Corporation | July 1, 2016
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Outstanding principal balance of convertible debt			$ 300,000,000
Repayment of debt			$ 92,000,000
Teekay Knarr AS and Knarr L.L.C | Teekay Corporation | July 1, 2016 | Convertible Promissory Note
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Acquisition financing		$ 492,000,000
Interest rate on convertible promissory note (as a percent)		6.50%
Refinance of debt	$ 100,000,000
Teekay Knarr AS and Knarr L.L.C | Affiliated entity
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of ownership interest acquired		100.00%
Business acquisition, purchase price		$ 529,400,000
2016 Teekay Corporation Promissory Note | Subordinated debt
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Interest rate on convertible promissory note (as a percent)	10.00%
2016 Teekay Corporation Promissory Note | Teekay Knarr AS and Knarr L.L.C | Teekay Corporation | Subordinated debt
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt instrument, face amount	$ 200,000,000.0
Debt instrument term (in years)	2 years